Supplemental Financial Information - Schedule of Supplemental Consolidated Balance Sheet Information (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other current assets:
Prepaid expenses		$ 75	$ 142
Inventory		90	87
Other		124	116
Total other current assets	$ 414	289	345
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,163	1,999
Less: Accumulated depreciation	(1,259)	(1,233)	(1,150)
Property and equipment, net	908	930	849
Other current liabilities:
Accrued interest expense		443	539
Other accrued expenses		559	529
Other		531	563
Total other current liabilities	$ 1,297	1,533	1,631
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross		83	85
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross		342	326
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		55	54
Equipment and furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,290	1,164
Equipment under capital lease
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 393	$ 370